Annual Total Returns[BarChart] - Nationwide Bailard Technology and Science Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.90%)	14.01%	32.03%	15.47%	5.80%	10.83%	37.61%	(3.64%)	38.43%	50.60%